RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Disclosure of remuneration of directors and other members of key management personnel [Table Text Block]
	2024	2023
	$	$
Directors fees	173,125	140,625
Salaries and benefits	1,441,458	1,215,625
Share-based compensation	1,408,778	1,694,284
Total remuneration of key management personnel	3,023,361	3,050,534